Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Financial Assets

Set out below is an overview of financial assets[1] held by the company at year-end:

Million US dollar	31 December 2018	31 December 2017
Debt instruments at amortized cost
Trade and other receivables	6 298	6 537
Debt instruments at fair value through OCI
Unquoted debt	24	24
Debt instruments at fair value through profit or loss
Quoted debt	87	1 304
Equity instruments at fair value through OCI
Unquoted companies	84	76
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	21
Interest rate swaps	9	—
Cross currency interest rate swaps	32	9
Other derivatives	20	1
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	191	151
Interest rate swaps	—	14
Commodities	54	246

	6 799	8 383
Of which:
Non-current	1 068	959
Current	5 731	7 444

[1]	Cash and short term deposits are not included in this overview.

Disclosure of Financial Liabilities

Set out below is an overview of financial liabilities held by the company at year-end:

Million US dollar	31 December 2018	31 December 2017
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	4 877	1 057
Cross currency interest rate swaps	387	906
Other derivatives	456	2
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	132	211
Cross currency interest rate swaps	103	—
Interest rate swaps	56	37
Commodities	273	67
Other derivatives	56	73
Financial liabilities at amortized cost
Trade and other payables	20 658	21 921
Non-current interest-bearing loans and borrowings:
Secured bank loans	109	230
Unsecured bank loans	86	153
Unsecured bond issues	105 170	108 327
Unsecured other loans	57	53
Finance lease liabilities	162	186
Current interest-bearing loans and borrowings:
Secured bank loans	370	272
Unsecured bank loans	22	739
Unsecured bond issues	2 626	4 510
Unsecured other loans	14	15
Commercial paper	1 142	1 870
Bank overdrafts	114	117
Finance lease liabilities	42	27

	136 912	140 773
Of which:
Non-current	108 012	111 191
Current	28 899	29 582

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket

The table below provides an overview of the notional amounts of derivatives outstanding at year-end by maturity bucket.

	31 December 2018					31 December 2017
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	11 423	190	—	—	—	11 637	233	—	—	—
Foreign currency futures	648	—	—	—	—	655	—	—	—	—
Interest rate
Interest rate swaps	2 250	750	28	1 873	36	1 075	2 250	750	1 883	88
Cross currency interest rate swaps	1 807	51	16	6 464	681	711	1 797	—	5 900	1 176
Other interest rate derivatives	4	—	—	—	565	—	—	5	—	565
Commodities
Aluminum swaps	1 597	73	—	—	—	1 412	21	—	—	—
Other commodity derivatives	1 241	32	—	—	—	1 214	144	—	—	—
Equity
Equity derivatives	11 347	—	—	—	—	11 799	—	—	—	—

Summary of Foreign Exchange Risk on Operating Activities

The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2018			31 December 2017
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(39)	39	—	(32)	32	—
Euro/Mexican peso	(187)	182	(5)	(275)	246	(29)
Euro/Pound sterling	(239)	213	(26)	(82)	110	28
Euro/Russian ruble	—	—	—	(58)	68	10
Euro/South African rand	(90)	52	(38)	(84)	84	—
Euro/South Korean won	(51)	59	8	(53)	44	(9)
Euro/Ukrainian hryvnia	—	—	—	(58)	—	(58)
Euro/US dollar	(415)	404	(11)	(271)	425	154
Mexican peso/Chinese yuan	(216)	199	(17)	—	—	—
Mexican peso/Euro	(300)	301	1	—	—	—
Pound sterling/Euro	(34)	34	—	(87)	128	41
Pound sterling/US dollar	—	—	—	(40)	40	—
US dollar/Argentinian peso	(573)	484	(89)	(678)	678	—
US dollar/Australian dollar	(209)	209	—	(469)	192	(277)
US dollar/Bolivian boliviano	(76)	76	—	(20)	20	—
US dollar/Brazilian real	(1 303)	1 223	(80)	(1 184)	1 184	—
US dollar/Canadian dollar	(362)	286	(76)	(306)	306	—
US dollar/Chilean peso	(156)	155	1	(324)	324	—
US dollar/Chinese yuan	(201)	249	48	(303)	134	(169)
US dollar/Colombian peso	(287)	219	(68)	(319)	195	(124)
US dollar/Euro	(80)	78	(2)	(157)	145	(12)
US dollar/Mexican peso	(1 151)	1 082	(69)	(1 143)	873	(270)
US dollar/Nigerian naira	—	—	—	(172)	—	(172)
US dollar/Paraguayan guarani	(177)	166	(11)	(108)	108	—
US dollar/Peruvian nuevo sol	(157)	149	(8)	(255)	154	(101)
US dollar/Russian ruble	—	—	—	(45)	30	(15)
US dollar/South African rand	(80)	83	3	(72)	66	(6)
US dollar/South Korean won	(114)	128	14	(20)	60	40
US dollar/Ukrainian hryvnia	—	—	—	(18)	—	(18)
US dollar/Uruguayan peso	(40)	41	1	(57)	57	—
Others	(321)	264	(57)	(124)	104	(20)

Summary of Currency Transactional Risk

AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2018
	Closing rate 31 December 2018	Possible closing rate[1]	Volatility of rates in %
Euro/Mexican peso	22.54	19.21 - 25.86	14.75%
Euro/Pound sterling	0.89	0.84 - 0.95	6.03%
Euro/South Korean won	1277.14	1181.98 - 1372.3	7.45%
Euro/US dollar	1.15	1.06 - 1.23	7.32%
Pound sterling/US dollar	1.28	1.17 - 1.39	8.45%
US dollar/Australian dollar	1.42	1.30 - 1.54	8.50%
US dollar/Chinese yuan	6.88	6.57 - 7.18	4.45%
US dollar/Colombian peso	3246.70	2868.9 - 3624.5	11.64%
US dollar/Euro	0.87	0.81 - 0.94	7.32%
US dollar/Mexican peso	19.68	17.12 - 22.24	13.00%
US dollar/Nigerian naira	362.54	354.9 - 370.18	2.11%
US dollar/Peruvian nuevo sol	3.37	3.24 - 3.50	3.90%
US dollar/South African rand	14.37	11.96 - 16.79	16.82%
US dollar/South Korean won	1115.40	1029.1 - 1201.71	7.74%
US dollar/Tanzanian shilling	2298.32	2211.95 - 2384.69	3.76%
US dollar/Zambian kwacha	11.88	10.28 - 13.47	13.41%

	2017
	Closing rate 31 December 2017	Possible closing rate[2]	Volatility of rates in %
Euro/Mexican peso	23.67	20.81 - 26.53	12.07%
Euro/Pound sterling	0.89	0.82 - 0.96	7.94%
Euro/Russian ruble	69.12	60.86 - 77.38	11.95%
Euro/South Korean won	1 280.41	1 181.37 – 1 379.44	7.73%
Euro/Ukrainian hryvnia	33.66	30.39 - 36.93	9.72%
Euro/US dollar	1.20	1.11 - 1.28	7.12%
Pound sterling/US dollar	1.35	1.16 - 1.54	13.99%
US dollar/Australian dollar	1.28	1.18 - 1.38	7.50%
US dollar/Chinese yuan	6.51	6.15 - 6.86	5.45%
US dollar/Colombian peso	2 988.60	2 732.94 – 3 244.26	8.55%
US dollar/Euro	0.83	0.77 - 0.89	7.12%
US dollar/Mexican peso	19.74	17.45 - 22.02	11.59%
US dollar/Nigerian naira	360.03	284.18 - 435.87	21.07%
US dollar/Peruvian nuevo sol	3.24	3.11 - 3.38	4.19%
US dollar/Russian ruble	57.63	51.43 - 63.83	10.76%
US dollar/South African rand	12.35	10.44 - 14.25	15.39%
US dollar/South Korean won	1 067.63	921.4 –1 213.86	13.70%
US dollar/Tanzanian shilling	2 235.44	2 176.76 – 2 294.12	2.63%
US dollar/Ukrainian hryvnia	28.07	26.86 - 29.27	4.30%
US dollar/Zambian kwacha	9.98	8.91 - 11.05	10.72%

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures

Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2018	2017	2016
Cash flow hedges	—	(13)	(53)
Economic hedges	(210)	(49)	(36)
Other results - not hedged	216	(242)	68

	6	(304)	(21)

Summary of Effective Interest Rates at Balance Sheet

The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

	Before hedging		After hedging
31 December 2018 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.95%	214	2.95%	214
Brazilian real	9.13%	61	6.86%	133
Canadian dollar	3.66%	190	3.38%	206
Euro	0.24%	3 138	0.24%	3 138
US dollar	1.94%	1 399	2.21%	2 638
Other	7.19%	709	7.19%	709

		5 711		7 038
Fixed rate
Australian dollar	3.28%	1 871	3.28%	1 871
Brazilian real	6.74%	138	5.79%	66
Canadian dollar	3.23%	1 904	3.23%	1 904
Euro	1.76%	27 465	1.61%	35 292
Pound sterling	3.83%	4 173	3.80%	3 541
South Korean won	—	—	2.45%	1 000
US dollar	4.28%	68 570	4.66%	59 120
Other	8.55%	82	8.55%	82

		104 203		102 876

31 December 2017	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.68%	234	2.68%	234
Brazilian real	9.22%	122	7.61%	199
Canadian dollar	2.09%	207	2.45%	224
Euro	0.35%	3 398	0.35%	3 415
South Africa rand	8.00%	666	8.00%	666
US dollar	1.48%	1 285	1.43%	2 521
Other	16.68%	450	16.68%	450

		6 362		7 709
Fixed rate
Australian dollar	3.70%	1 838	3.70%	1 838
Brazilian real	6.43%	206	5.86%	112
Canadian dollar	3.08%	2 543	3.19%	2 176
Euro	1.88%	26 386	1.70%	34 251
Peruvian nuevo sol	6.87%	33	6.87%	33
Pound sterling	3.83%	4 403	3.80%	3 734
South Korean won	—	—	2.50%	1 000
US dollar	4.18%	74 476	4.51%	65 394
Other	3.36%	252	2.36%	252

		110 137		108 790

Summary of Floating Rate Debt after Hedging

The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2018
	Interest rate 31 December 2018[1]	Possible interest rate[2]	Volatility of rates in %
Brazilian real	6.44%	6.12% - 6.76%	5.00%
Canadian dollar	2.29%	2.15% - 2.42%	5.91%
Euro	—	—	2.45%
US dollar	2.78%	2.61% - 2.94%	5.97%

	2017
	Interest rate 31 December 2017[1]	Possible interest rate[2]	Volatility of rates in %
Brazilian real	6.90%	5.29% - 8.50%	23.27%
Canadian dollar	1.54%	1.38% - 1.71%	10.72%
Euro	—	—	3.50%
South African rand	7.16%	6.88% - 7.43%	3.84%
US dollar	1.69%	1.59% - 1.80%	6.00%

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities

Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2018	2017	2016
Financial liabilities measured at amortized cost – not hedged	(4 053)	(4 375)	(4 119)
Fair value hedges	(76)	(11)	(31)
Cash flow hedges	22	1	(8)
Net investment hedges - hedging instruments (interest component)	35	77	34
Economic hedges	100	(6)	32

	(3 972)	(4 314)	(4 092)

Schedule of Commodity Derivatives Outstanding

The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to minimize exposure to commodity price volatility. The company has significant exposures to the following commodities: aluminum, barley, coal, corn grits, corn syrup, corrugated board, diesel, fuel oil, glass, hops, labels, malt, natural gas, orange juice, plastics, rice, steel and wheat. As of 31 December 2018, the company has the following commodity derivatives outstanding (in notional amounts):

[1]	Applicable 3-month InterBank Offered Rates as of 31 December 2018 and as of 31 December 2017.
[2]

Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2018 and at December 2017. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).

Million US dollar	2018	2017
Aluminum swaps	1 670	1 412
Exchange traded sugar futures	62	87
Natural gas and energy derivatives	313	211
Corn swaps	196	223
Exchange traded wheat futures	424	509
Rice swaps	194	221
Plastic derivatives	84	91

	2 943	2 754

Summary of Estimated Impact on Changes in the Price of Commodities

The table below shows the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2018, would have on the equity reserves.

	2018
		Pre-tax impact on equity
Million US dollar	Volatility of prices in %[1]	Prices increase	Prices decrease
Aluminum	22.16%	370	(370)
Sugar	29.60%	18	(18)
Wheat	29.31%	124	(124)
Energy	23.83%	74	(74)
Rice	22.08%	43	(43)
Corn	23.85%	47	(47)
Plastic	20.54%	17	(17)

	2017
		Pre-tax impact on equity
Million US dollar	Volatility of prices in %[2]	Prices increase	Prices decrease
Aluminum	14.83%	212	(212)
Sugar	29.38%	26	(26)
Wheat	30.99%	158	(158)
Energy	20.37%	43	(43)
Rice	20.20%	45	(45)
Corn	24.81%	45	(45)
Plastic	17.50%	15	(15)

Summary of Carrying Amount of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2018			2017
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	91	(7)	84	83	(7)	76
Investment in debt securities	111	—	111	1 328	—	1 328
Trade receivables	4 400	(160)	4 240	4 917	(194)	4 723
Cash deposits for guarantees	197	—	197	209	—	209
Loans to customers	188	—	188	179	—	179
Other receivables	2 359	(106)	2 253	2 326	(117)	2 209
Derivatives	307	—	307	483	—	483
Cash and cash equivalents	7 074	—	7 074	10 472	—	10 472

	14 727	(273)	14 454	19 997	(318)	19 679

Summary of Allowance for Impairment

The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2018
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(194)	—	(7)	(117)	(318)
Impairment losses	(40)	—	—	(3)	(43)
Derecognition	29	—	—	6	35
Currency translation and other	44	—	—	9	53

Balance at 31 December	(160)	—	(7)	(106)	(273)

	2017
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(202)	—	(7)	(109)	(318)
Impairment losses	(55)	—	—	(4)	(59)
Derecognition	53	—	—	1	54
Currency translation and other	10	—	—	(5)	5

Balance at 31 December	(194)	—	(7)	(117)	(318)

	2016
Million US dollar	Trade receivables	Loans to customers	FVOCI	Other receivables	Total
Balance at 1 January	(230)	—	(9)	(99)	(338)
Impairment losses	(43)	—	—	—	(43)
Derecognition	69	—	—	2	71
Currency translation and other	2	—	2	(12)	(8)

Balance at 31 December	(202)	—	(7)	(109)	(318)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	31 December 2018
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(479)	(496)	(383)	(39)	(15)	(27)	(31)
Commercial papers	(1 142)	(1 142)	(1 142)	—	—	—	—
Unsecured bank loans	(108)	(135)	(33)	(6)	(96)	—	—
Unsecured bond issues	(107 796)	(165 979)	(6 410)	(9 146)	(11 636)	(23 672)	(115 115)
Unsecured other loans	(71)	(110)	(19)	(22)	(12)	(12)	(44)
Finance lease liabilities	(204)	(316)	(62)	(37)	(33)	(33)	(151)
Bank overdraft	(114)	(114)	(114)	—	—	—	—
Trade and other payables	(24 345)	(24 722)	(22 557)	(260)	(1 060)	(333)	(513)

	(134 258)	(193 014)	(30 720)	(9 510)	(12 852)	(24 077)	(115 855)
Derivative financial assets/(liabilities)
Interest rate derivatives	(84)	(86)	(39)	(19)	(8)	11	(31)
Foreign exchange derivatives	(391)	(401)	(419)	18	—	—	—
Cross currency interest rate swaps	(456)	(457)	(13)	113	129	(595)	(90)
Commodity derivatives	(225)	(225)	(222)	(3)	—	—	—
Equity derivatives	(4 877)	(4 877)	(4 877)	—	—	—	—

	(6 033)	(6 046)	(5 570)	109	121	(584)	(121)
Of which: related to cash flow hedges	(293)	(303)	(233)	17	2	2	(90)

	31 December 2017
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)
Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)
Of which: related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	31 December 2018	31 December 2017	31 December 2018	31 December 2017	31 December 2018	31 December 2017
Foreign currency
Forward exchange contracts	191	151	(586)	(211)	(395)	(60)
Foreign currency futures	7	1	(3)	(2)	4	(1)
Interest rate
Interest rate swaps	9	14	(27)	(37)	(18)	(23)
Cross currency interest rate swaps	32	9	(489)	(906)	(457)	(897)
Other interest rate derivatives	20	—	(86)	(73)	(66)	(73)
Commodities
Aluminum swaps	23	178	(172)	(5)	(149)	173
Sugar futures	—	24	(8)	(20)	(8)	4
Wheat futures	13	34	(11)	(22)	2	12
Energy	4	—	(54)	—	(50)	—
Other commodity derivatives	8	10	(28)	(20)	(20)	(10)
Equity
Equity derivatives	—	21	(4 877)	(1 057)	(4 877)	(1 036)

	307	442	(6 340)	(2 353)	(6 033)	(1 911)
Of which:
Non-current	10	25	(805)	(937)	(795)	(912)
Current	297	417	(5 535)	(1 416)	(5 238)	(999)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value

The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized at the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities Million US dollar	2018 Carrying amount[1]	2018 Fair value	2017 Carrying amount[1]	2017 Fair value
Fixed rate
Australian dollar	(1 871)	(1 927)	(1 838)	(1 896)
Brazilian real	(138)	(138)	(206)	(206)
Canadian dollar	(1 904)	(1 817)	(2 543)	(2 574)
Euro	(27 465)	(26 799)	(26 386)	(26 942)
Peruvian nuevo sol	(24)	(24)	(33)	(33)
Pound sterling	(4 173)	(4 320)	(4 403)	(4 902)
US dollar	(68 570)	(65 873)	(74 476)	(83 482)
Other	(58)	(58)	(252)	(252)

	(104 203)	(100 956)	(110 137)	(120 287)

Analysis of Financial Instruments

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	3	9	—
Derivatives at fair value through profit and loss	—	67	—
Derivatives in a cash flow hedge relationship	7	225	—
Derivatives in a fair value hedge relationship	—	33	—
Derivatives in a net investment hedge relationship	—	14	—

	10	348	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 409
Derivatives at fair value through profit and loss	—	5 699	—
Derivatives in a cash flow hedge relationship	18	507	—
Derivatives in a fair value hedge relationship	—	125	—
Derivatives in a net investment hedge relationship	—	31	—

	18	6 362	1 409

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Fair value hierarchy 31 December 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

Summary of Hedging Reserve and Hedging Instruments

The company’s hedging reserves disclosed in note 23 relate to the following instruments:

Million US dollar	Foreign currency	Interest rate	Commodities	Others	Total hedging reserves
As per 1 January 2018	559	—	(20)	47	586
Change in fair value of hedging instrument recognized in OCI	262	—	97	—	358
Reclassified to profit or loss / cost of inventory	(341)	—	(137)	26	(452)
Deferred tax	—	—	—	2	2

As per 31 December 2018	480	—	(60)	76	494

Million US dollar	Foreign currency	Interest rate	Commodities	Others	Total hedging reserves
As per 1 January 2017	540	—	204	—	744
Change in fair value of hedging instrument recognized in OCI	(61)	—	(22)	—	(83)
Reclassified to profit or loss / cost of inventory	80	—	(202)	47	(75)
Deferred tax	—	—	—	—	—

As per 31 December 2017	559	—	(20)	47	586

Summary of Offsetting Financial Assets and Liabilities

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	307	307	(293)	13
Derivative liabilities	(6 340)	(6 340)	293	(6 046)

[1]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[2]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules

	31 December 2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)